RESTATEMENT OF FINANCIAL STATEMENTS - Statement of Cash Flows (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Loss	$ (28,515,000)	$ (818,000)		$ (17,447,705)	$ (2,746,021)
Net cash used in operating activities	(36,157,000)	(953,000)		(13,146,733)	(5,490,681)
Net cash used in investing	(134,538,000)	(83,000)		(35,682,287)	(3,615,167)
Net cash provided by financing	446,446,000	4,880,000		64,706,657	14,781,811
Net change in cash	$ 275,751,000	$ 3,844,000		$ 15,877,637	$ 5,675,963
Novus Capital Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Loss			$ (17,185,742)
Net cash used in operating activities			(583,665)
Net cash used in investing			(100,000,000)
Net cash provided by financing			100,895,619
Net change in cash			311,954
Previously Reported | Novus Capital Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Loss			(3,458,412)
Net cash used in operating activities			(506,335)
Net cash used in investing			(100,000,000)
Net cash provided by financing			100,818,289
Net change in cash			311,954
Revision of Prior Period, Adjustment | Novus Capital Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Loss			(13,727,330)
Net cash used in operating activities			(77,330)
Net cash provided by financing			$ 77,330